UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23483

Axonic Funds

(exact name of registrant as specified in charter)

520 Madison Avenue, 42nd Floor

New York, New York 10022

(Address of principal executive offices) (Zip code)

Clayton DeGiacinto, President

c/o Axonic Capital

520 Madison Avenue, 42nd Floor

New York, New York 10022

(Name and Address of Agent for Service)

Copies of information to:

Jeffrey Skinner

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

Registrant’s telephone number, including area code: (212) 259-0430

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023 – April 30, 2024

Item 1. Report to Stockholders.

(a)

AXONIC STRATEGIC INCOME FUND

SEMI-ANNUAL REPORT

April 30, 2024

TABLE OF CONTENTS

Portfolio Update	1
Disclosure of Fund Expenses	3
Consolidated Schedule of Investments	4
Consolidated Statement of Assets and Liabilities	18
Consolidated Statement of Operations	19
Consolidated Statement of Changes in Net Assets	20
Consolidated Financial Highlights	21
Notes to Consolidated Financial Statements	23
Additional Information	30
Liquidity Risk Management Program	31
Board Considerations Regarding Approval of Investment Advisory Agreement	32
Trustees and Officers	34
Privacy Policy	36

Axonic Strategic Income Fund	Portfolio Update

April 30, 2024 (Unaudited)

Average Annual Total Returns (as of April 30, 2024)

	1 Month	Quarter	6 Month	1 Year	3 Year	Since Inception*
Axonic Strategic Income Fund – A – NAV	0.19%	1.84%	5.91%	8.97%	2.71%	4.08%
Axonic Strategic Income Fund – A – LOAD	-2.04%	-0.44%	3.53%	6.52%	1.93%	3.45%
Axonic Strategic Income Fund – I – NAV	0.31%	2.06%	6.19%	9.63%	3.22%	2.93%
Bloomberg US Aggregate Bond Index(a)	-2.53%	-3.02%	4.97%	-1.47%	-3.54%	-1.44%

Past performance does not guarantee future results. Investment returns, and principal value of the Fund will fluctuate so that shares may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted above. For current performance information, please call 1-833-429-6642. Total annual fund operating expense (as reported in the February 28, 2024 Prospectus) for the I shares is 1.10% gross and 1.10% net and for the A shares is 1.52% gross and 1.52% net. The Fund’s investment adviser, Axonic Capital LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has contractually agreed to waive Advisory Fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses to not more than 1.10% of average daily net assets. The Expense Limitation Agreement is currently in effect until February 28, 2025. Class A (Maximum Offering Price) performance reflects the Fund's maximum sales charge of 2.25%.

*	Class A has an inception date of July 16, 2020. Class I has an inception date of December 30, 2019.

(a)	The Bloomberg US Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.

Performance of $10,000 Initial Investment (as of April 30, 2024)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Institutional Class since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares.

Performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, if repurchased, may be worth more or less than their original cost. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions. For the most current month-end performance please call 1-833-429-6642 (833-4Axonic) or visit at www.axonicfunds.com.

Semi-Annual Report | April 30, 2024	1

Axonic Strategic Income Fund	Portfolio Update

April 30, 2024 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

LHOME Mortgage Trust, Series 2022-RTL1, Class A1	1.37%
MFA, Series 2023-RTL2, Class A1	1.31%
MFA Financial, Inc.	1.29%
Dominion Mortgage Trust, Series 2021-RTL1, Class A1	1.13%
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1	1.08%
BAMLL Commercial Mortgage Securities Trust, Series 2019-AHT, Class E	1.07%
FAT Brands GFG Royalty I LLC, Series 2021-1A, Class A2	1.00%
BCRR, Series 2016-FRR3, Class E	0.99%
Extended Stay America Trust, Series 2021-ESH, Class F	0.97%
LHOME Mortgage Trust, Series 2023-RTL3, Class A1	0.96%
Top Ten Holdings	11.17%

Sector Allocation (as a % of Net Assets)*

Mortgage Securities	56.83%
Asset Backed Securities	21.04%
Financials	4.08%
Other Securities	-0.22%
Cash, Cash Equivalents, & Other Net Assets	18.27%
100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Tables present indicative values only.

2	www.axonicfunds.com

Axonic Strategic Income Fund	Disclosure of Fund Expenses

April 30, 2024 (Unaudited)

As a shareholder of the Axonic Strategic Income Fund (the "Fund"), you will incur two types of costs: (1) transaction costs, including any applicable redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable) and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on November 1, 2023 and held through April 30, 2024.

Actual Expenses

The first line under each class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period November 1, 2023 – April 30, 2024” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the second line under each class of the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expense Ratio(a)	Expenses Paid During Period November 1, 2023 - April 30, 2024(a)
Axonic Strategic Income Fund
Class A
Actual	$ 1,000.00	$ 1,060.40	1.37%	$ 7.02
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.05	1.37%	$ 6.87
Institutional
Actual	$ 1,000.00	$ 1,061.90	0.97%	$ 4.97
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.04	0.97%	$ 4.87

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.

(a)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 366.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2024	3

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2024 (Unaudited)

Description	Shares	Value
COMMON STOCKS (0.01%)

United States (0.01%)

Financials (0.01%)
Redwood Trust, Inc. REIT	44,220	$244,537
TOTAL COMMON STOCKS
(Cost $521,155)		244,537

	Rate	Shares	Value
PREFERRED STOCKS (0.78%)

United States (0.78%)

Financials (0.78%)
ACRES Commercial Realty Corp., Series D, (a)	7.88%	200,000	4,070,000
Arbor Realty Trust, Series F,	6.25%	190,000	3,623,300
Granite Point Mortgage Trust, Inc., Series A, (a)(b)	1D US SOFR + 5.83%	190,571	3,239,707
Rithm Capital Corp., Series D, (a)(b)	7.00%	166,420	3,737,793
New York Mortgage Trust, Inc., Series F, (a)(b)	6.88%	86,218	1,694,184
TPG RE Finance Trust, Inc., Series C, (a)	6.25%	139,354	2,277,044
TOTAL PREFERRED STOCKS
(Cost $24,284,725)			18,642,028

	Rate	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (21.24%)
Bermuda (0.08%)
Start II, Ltd., Series 2019-1, Class B(c)	5.09%	03/15/26	$1,968,343	$1,777,807
Cayman Islands (2.66%)
Falcon Aerospace, Ltd., Series 2019-1, Class A(c)	3.60%	09/15/26	1,710,615	1,552,212
Falcon Aerospace, Ltd., Series 2019-1, Class B(c)	4.79%	09/15/26	3,389,332	2,726,379
GAIA Aviation, Ltd., Series 2019-1, Class B(c)(d)	5.19%	12/15/26	13,426,043	11,845,797
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A(c)	3.72%	07/15/26	1,520,387	1,341,133
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A(c)	3.43%	11/15/26	5,171,588	4,398,953
JOL Air, Ltd., Series 2019-1, Class B(c)	4.95%	04/15/26	13,284,959	11,868,782
KDAC Aviation Finance, Ltd., Series 2017-1A, Class A(c)	4.21%	12/15/42	4,521,653	4,090,740
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class A(c)	3.97%	06/15/26	13,531,938	12,479,153
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class B(c)	4.95%	06/15/26	1,656,250	1,282,269
Project Silver, Series 2019-1, Class A(c)	3.97%	07/15/26	167,848	145,726
Shenton Aircraft Investment I, Ltd., Series 2015-1A, Class A(c)	4.75%	11/15/27	4,797,706	4,416,289
Thunderbolt III Aircraft Lease, Ltd., Series 2019-1, Class B(c)	4.75%	11/15/26	10,868,487	7,305,797
Ireland (0.26%)
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class C(c)	5.68%	9/15/28	7,336,357	6,254,245
United States (18.24%)
Achieve Personal Loan Master Pass-Through Trust Series 2023-PT1, Series 2023-1, Class PT(b)(c)	21.19%	09/15/53	9,443,705	9,083,900
Achieve Personal Loan Master Pass-Through Trust Series 2023-PT2, Series 2023-2, Class PT(b)(c)	20.70%	10/15/53	1,364,327	1,299,249
ACHM Trust, Series 2023-HE2, Class A(b)(c)	7.50%	10/25/38	7,703,075	7,774,463
ACM Auto Trust 2024-1, Series 2024-1A, Class A(c)	7.71%	01/21/31	4,086,389	4,104,778
Arivo Acceptance Auto Loan Receivables Trust 2021-1, Series 2021-1A, Class A(c)	1.19%	01/15/27	250,559	248,654

See Notes to Consolidated Financial Statements.

4	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2024 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value

Asset Backed Securities Corp. Home Equity Loan Trust Series NC, Series 2006-HE2, Class A3(b)	1M CME TERM SOFR + 0.49%	03/25/36	$96,586	$96,236
Avant Credit Card Master Trust, Series 2021-1A, Class D(c)	4.28%	10/15/24	3,500,000	3,382,400
Business Jet Securities 2024-1 LLC, Series 2024-1A, Class B(c)	6.92%	05/15/30	10,300,000	10,284,550
Business Jet Securities 2024-1 LLC, Series 2024-1A, Class C(c)	9.13%	05/15/30	2,000,000	1,988,600
Castlelake Aircraft Securitization Trust, Series 2018-1, Class B(c)	5.30%	06/15/25	4,334,216	3,493,811
Castlelake Aircraft Structured Trust, Series 2017-1R, Class C(c)	6.50%	08/15/25	14,701,242	8,570,824
Castlelake Aircraft Structured Trust, Series 2019-1A, Class B(c)	5.10%	04/15/26	2,422,091	1,639,029
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A(c)	3.97%	04/15/26	11,044,641	9,884,954
Castlelake Aircraft Structured Trust, Series 2021-1A, Class B(c)	6.66%	07/15/27	834,730	767,701
Castlelake Aircraft Structured Trust, Series 2021-1A, Class C(c)	7.00%	10/15/26	11,012,351	9,185,402
Cologix Data Centers US Issuer LLC, Series 2021-1A, Class C(c)	5.99%	12/28/26	3,700,000	3,265,250
DT Auto Owner Trust 2022-1, Series 2022-1A, Class E(c)	5.53%	11/17/25	3,170,000	2,976,313
FAT Brands Fazoli's Native I LLC, Series 2021-1, Class B2(c)	8.00%	01/25/25	1,970,000	1,854,755
FAT Brands GFG Royalty I LLC, Series 2021-1A, Class A2(c)(d)	7.00%	07/25/51	26,154,705	23,853,091
FAT Brands GFG Royalty I LLC, Series 2022-1A, Class A2(c)	7.00%	07/25/26	2,462,500	2,262,791
FAT Brands GFG Royalty I LLC, Series 2021-1A, Class B2(c)(d)	8.00%	07/25/51	9,037,375	7,603,144
FAT Brands Twin Peaks I LLC, Series 2021-1A, Class A2(c)	8.00%	01/25/25	11,343,260	11,131,141
FAT Brands Twin Peaks I LLC, Series 2021-1A, Class B2(c)	10.00%	01/25/25	2,955,000	2,813,160
First Investors Auto Owner Trust, Series 2021-1A, Class F(c)	5.37%	02/15/25	1,270,000	1,230,884
Flexential Issuer 2021-1, Series 2021-1A, Class C(c)	6.93%	11/25/26	8,000,000	7,139,200
Flexential Issuer 2021-1, Series 2021-1A, Class B(c)	3.72%	11/25/26	7,934,000	7,071,574
FREED ABS Trust, Series 2022-1FP, Class D(c)	3.35%	03/19/29	4,000,000	3,870,800
Hertz Vehicle Financing III LP, Series 2021-2A, Class D(c)	4.34%	12/25/26	5,000,000	4,433,500
Home Equity Asset Trust, Series 2007-3, Class 2A4(b)	1M CME TERM SOFR + 6.08%	08/25/37	1,092,343	1,089,858
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class A(c)	4.46%	12/15/25	4,389,481	3,950,972
JPMorgan Chase Bank NA - CACLN, Series 2021-1, Class R(c)	28.35%	04/25/25	2,414,126	2,808,353
JPMorgan Chase Bank NA - Chase Auto Credit Linked Notes, Series 2021-2, Class G(c)	8.48%	07/25/25	2,350,000	2,316,630
Lendingpoint Asset Securitization Trust, Series 2021-B, Class D(c)	6.12%	12/16/24	3,000,000	1,504,500
Lunar Aircraft, Ltd., Series 2020-1A, Class B(c)	4.34%	02/15/27	5,166,313	4,496,242
MAPS 2021-1 Trust, Series 2021-1A, Class C(c)	5.44%	06/15/28	5,460,566	4,715,199
ME Funding LLC, Series 2024-1A, Class A2(c)	8.10%	04/30/27	20,000,000	19,068,000
New Residential Mortgage Loan Trust, Series 2022-SFR1, Class G(c)	5.00%	02/17/27	5,000,000	4,297,863
Pagaya AI Debt Selection Trust, Series 2021-3, Class B(c)	1.74%	05/15/29	965,613	962,233
Pagaya AI Debt Trust, Series 2022-2, Class B(c)	6.63%	01/15/30	4,999,702	5,000,202
Pagaya AI Debt Trust, Series 2022-5, Class A(c)	8.10%	06/17/30	3,327,994	3,365,601
Pagaya AI Debt Trust 2022-6, Series 2023-6, Class A1(c)	6.16%	05/15/30	673,805	673,872
Pagaya AI Debt Trust, Series 2023-1, Class A(c)	7.56%	07/15/30	1,989,501	1,998,652
Pagaya AI Debt Trust, Series 2023-3, Class A(c)	7.60%	12/16/30	2,577,469	2,595,254
Pagaya AI Debt Trust, Series 2023-5, Class A(c)	7.18%	04/15/31	8,921,675	8,950,225
Pagaya AI Debt Trust, Series 2023-6, Class C(c)	8.49%	06/16/31	7,760,010	7,877,962
Pagaya AI Debt Trust, Series 2023-6, Class ABC(b)(c)	7.61%	06/16/31	7,850,224	7,891,045
Pagaya AI Debt Trust, Series 2023-7, Class ABC(b)(c)	7.72%	07/15/31	9,898,679	10,028,352
Pagaya AI Debt Trust, Series 2023-7, Class C(c)	8.80%	07/15/31	4,998,137	5,086,605
Pagaya AI Debt Trust, Series 2023-7, Class A(c)	7.23%	07/15/31	7,202,312	7,227,520
Pagaya AI Debt Trust, Series 2024-1, Class B(c)	7.11%	07/15/31	3,449,138	3,475,006
Pagaya AI Debt Trust, Series 2024-1, Class ABC(b)(c)	7.16%	07/15/31	10,392,726	10,376,097
Pagaya AI Debt Trust, Series 2024-2, Class ABC(b)(c)	6.66%	08/15/31	4,500,000	4,497,300

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2024	5

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2024 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Pagaya AI Debt Trust, Series 2024-2, Class C(c)	7.57%	08/15/31	$9,750,000	$9,788,025
Pagaya AI Debt Trust, Series 2024-2, Class B(c)	6.61%	08/15/31	12,000,000	12,002,400
Pagaya AI Debt Trust, Series 2024-3, Class C(c)	7.30%	03/15/26	8,000,000	8,003,200
Pagaya AI Debt Trust, Series 2024-3, Class D(c)	9.00%	03/15/26	2,550,000	2,447,745
Prosper Marketplace Issuance Trust Series 2023-1, Series 2023-1A, Class B(c)	7.48%	11/15/25	2,300,000	2,330,820
Prosper Marketplace Issuance Trust Series 2024-1, Series 2024-1A, Class C(c)	6.96%	10/15/26	8,525,000	8,455,095
Reach ABS Trust 2024-1, Series 2024-1A, Class A(c)	6.30%	12/15/25	16,397,978	16,429,134
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A1(b)(c)	3.50%	02/25/52	8,808,950	8,496,192
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class F(c)	5.79%	07/15/25	1,370,000	1,317,392
Sapphire Aviation Finance II, Ltd., Series 2020-1A, Class C(c)	6.78%	03/15/27	2,993,850	1,259,812
Stellar Jay Ireland DAC, Series 2021-1, Class A(c)	3.97%	03/15/28	3,942,805	3,614,369
Stellar Jay Ireland DAC, Series 2021-1, Class B(c)	5.93%	03/15/28	3,839,595	3,088,570
Stonepeak 2021-1 ABS, Series 2021-1A, Class C(c)	5.93%	05/15/28	13,330,300	11,889,294
TGIF Funding LLC, Series 2017-1A, Class A2(c)	6.20%	04/30/47	615,629	591,004
Theorem Funding Trust 2021-1, Series 2021-1A, Class B(c)	1.84%	12/15/27	237,545	237,117
Theorem Funding Trust 2022-1, Series 2022-1A, Class B(c)	3.10%	02/15/28	8,310,916	8,243,598
Theorem Funding Trust 2022-3, Series 2022-3A, Class A(c)	7.60%	04/15/29	1,035,419	1,042,874
Towd Point HE Trust 2021- HE1, Series 2021-HE1, Class A1(b)(c)	0.92%	10/25/24	7,766,336	7,431,568
Unison Trust, Series 2023-2, Class A(c)	6.50%	11/25/53	9,663,794	8,879,449
Unlock HEA Trust, Series 2022-1, Class A(c)(d)	7.00%	07/25/29	8,057,824	7,803,372
Unlock HEA Trust, Series 2024-1, Class A(c)	7.00%	02/25/31	9,980,353	9,785,569
Upstart Securitization Trust, Series 2023-2, Class A(c)	6.77%	01/20/26	8,903,426	8,908,768
Veros Auto Receivables Trust, Series 2022-1, Class B(c)	4.39%	08/16/27	2,114,000	2,094,974
WAVE LLC, Series 2019-1, Class B(c)	4.58%	09/15/27	6,963,966	4,881,740
WAVE LLC, Series 2019-1, Class A(c)	3.60%	09/15/27	895,289	758,221
Willis Engine Structured Trust IV, Series 2018-A, Class B(c)(d)	5.44%	09/15/26	2,990,824	2,733,314
RAMP, Series 2007-RS1, Class A4(b)	1M CME TERM SOFR + 0.67%	02/25/37	17,244,743	3,975,392
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4(b)(c)	4.70%	11/25/31	3,250,000	2,744,300

TOTAL ASSET-BACKED SECURITIES
(Cost $531,865,894)				506,282,287

BANK LOANS (1.23%)
United States (1.23%)
Financials (0.15%)
BRE Select Service(e)	3M US L + 13.61%	12/31/49	1,769,115	1,763,749
UTEX-DEFEASED(e)	1M US L + 6.35%	12/31/49	1,889,658	1,874,163
Mortgage Securities (1.08%)
Copper Hill Sportsmans RT	4.25%	02/01/27	7,014,874	6,674,678
Tower Bellflower LLC	9.44%	02/01/26	19,050,000	19,065,240

TOTAL BANK LOANS
(Cost $29,081,819)				29,377,830

See Notes to Consolidated Financial Statements.

6	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2024 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (25.63%)
United States (25.63%)		Maturity	Principal
	Rate	Date	Amount	Value
BAMLL Commercial Mortgage Securities Trust, Series 2019-AHT, Class E(b)(c)	1M CME TERM SOFR + 3.24%	03/15/34	$25,835,000	$25,310,550
BAMLL Commercial Mortgage Securities Trust, Series 2022-DKLX, Class E(b)(c)	1M CME TERM SOFR + 4.13%	01/15/39	2,000,000	1,930,400
BANK 2019-BNK17, Series 2019-BN17, Class E(c)	3.00%	04/15/29	1,849,000	1,334,793
BANK 2021-BNK31, Series 2021-BN31, Class E(b)(c)	2.50%	02/15/31	2,423,000	1,557,262
BANK 2021-BNK36, Series 2021-BN36, Class E(b)(c)	2.50%	10/15/31	2,250,000	1,359,000
BANK, Series 2022-BNK41, Class D(c)	2.50%	04/15/32	1,500,000	939,450
BBCMS Mortgage Trust, Series 2018-TALL, Class C(b)(c)	1M CME TERM SOFR + 1.32%	03/15/37	3,312,000	2,982,787
BBCMS Mortgage Trust, Series 2018-TALL, Class E(b)(c)	1M US L + 2.44%	03/15/37	14,615,000	11,398,239
BBCMS Mortgage Trust, Series 2022-C17, Class E(c)	2.50%	08/15/32	5,223,000	2,807,362
BBCMS Mortgage Trust, Series 2023-5C23, Class E(b)(c)	7.70%	11/15/28	4,079,000	3,671,100
BCP Trust, Series 2021-330N, Class B(b)(c)	1M CME TERM SOFR + 1.31148%	06/15/38	3,200,000	2,903,040
BCP Trust, Series 2021-330N, Class D(b)(c)	1M CME TERM SOFR + 2.60648%	06/15/38	2,389,270	1,827,792
BCP Trust, Series 2021-330N, Class E(b)(c)	1M US L + 3.64%	06/15/38	15,300,000	11,006,820
BCP Trust, Series 2021-330N, Class F(b)(c)	1M US L + 4.63%	06/15/38	8,500,000	5,963,600
BCRR, Series 2016-FRR3, Class E(b)(c)	18.46% - 30D US SOFR%	05/26/26	24,057,599	23,441,725
Benchmark Mortgage Trust, Series 2023-V3, Class XA(b)(f)	1.05%	03/15/28	76,592,642	2,328,416
BFLD, Series 2019-DPLO, Class F(b)(c)	1M CME TERM SOFR + 2.65448%	10/15/34	7,520,000	7,474,880
BFLD, Series 2019-DPLO, Class D(b)(c)	1M CME TERM SOFR + 1.95%	10/15/34	3,485,000	3,480,818
BFLD, Series 2019-DPLO, Class B(b)(c)	1M CME TERM SOFR + 1.45%	10/15/34	3,780,000	3,774,330
BFLD 2019-DPLO E(b)(c)	7.72%	10/15/34	7,667,000	7,653,966
BMO Mortgage Trust, Series 2023-5C1, Class C(b)	7.36%	08/15/28	1,000,000	993,500
BMO Mortgage Trust, Series 2023-5C1, Class XA(b)(f)	0.82%	07/15/28	134,077,901	2,922,898
BX Mortgage Trust, Series 2022-MVRK, Class G(b)(c)	1M US SOFR + 5.61%	03/15/27	13,304,720	12,853,690
BX, Series 2024-BRVE, Class A(b)(c)	1M CME TERM SOFR + 1.841%	04/15/26	10,000,000	9,975,000
BX Commercial Mortgage Trust, Series 2024-MF, Class D(b)(c)	1M CME TERM SOFR + 2.68982%	02/15/26	10,000,000	9,994,000
BX Trust, Series 2018-GW, Class E(b)(c)	1M CME TERM SOFR + 2.27%	05/15/25	16,731,000	16,575,402
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class F(b)(c)	1M CME TERM SOFR + 5.33%	03/15/27	5,100,000	5,065,830
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class E(b)(c)	1M CME TERM SOFR + 4.13%	03/15/27	5,000,000	4,969,000
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D(b)(c)	4.66%	05/15/52	4,600,000	2,208,460
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class SWD(c)	4.52%	09/15/29	4,988,052	4,120,630
Cascade Funding Mortgage Trust, Series 2021-FRR1, Class CK58(c)	0.00%	09/29/29	24,870,000	19,460,775

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2024	7

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2024 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
COLT Mortgage Loan Trust, Series 2020-3, Class A1(b)(c)	1.51%	04/27/65	$5,025,032	$4,726,932
COMM Mortgage Trust, Series 2019-WCM, Class H(b)(c)	1M CME TERM SOFR + 3.71%	10/15/34	10,500,000	10,505,250
Commercial Mortgage Lease-Backed Certificates Series-1, Series 2001-CMLB, Class J(b)(c)	6.25%	06/20/31	3,871,761	3,812,911
Countrywide Alternative Loan, Series 2007-17CB	5.01%	08/25/37	6,621,675	3,113,790
Credit Suisse Commercial Mortgage Trust 2020-FACT E(b)(c)	10.59%	10/15/25	1,745,000	1,639,602
Credit Suisse Mortgage Capital Certificates, Series 2010-6R, Class 2A7(c)	6.25%	05/26/48	2,852,967	2,085,167
Credit Suisse Mortgage Capital Certificates, Series 2021-980M, Class G(b)(c)	3.65%	07/15/26	6,311,003	5,422,414
Credit Suisse Mortgage Capital Certificates, Series 2020-FACT, Class F(b)(c)	1M US L + 6.16%	10/15/25	11,340,000	10,427,130
CSMC, Series 2020-FACT, Class C(b)(c)	1M CME TERM SOFR + 2.96%	10/15/25	5,000,000	4,788,500
CSMC, Series 2021-980M, Class E(b)(c)	3.65%	07/15/26	2,000,000	1,749,600
CSMC, Series 2021-980M, Class F(b)(c)	3.65%	07/15/26	11,700,000	10,155,600
CSMC, Series 2022-LION, Class A(b)(c)	1M CME TERM SOFR + 3.44%	02/15/24	6,000,000	5,527,200
Extended Stay America Trust, Series 2021-ESH, Class F(b)(c)	1M CME TERM SOFR + 3.81448%	07/15/26	23,039,245	23,039,245
Freddie Mac Mscr Trust Mn6, Series 2023-MN6, Class B1(b)(c)	30D US SOFR + 9.25%	02/25/33	4,998,000	5,014,993
Freddie Mac Mscr Trust Mn7, Series 2023-MN7, Class M2(b)(c)	30D US SOFR + 5.70%	04/25/33	2,300,000	2,382,340
Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M2(b)(c)	30D US SOFR + 3.75%	01/25/51	2,000,000	1,975,000
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023-154, Class X3(b)(f)	5.28%	01/25/33	11,437,000	3,666,702
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2018-Q008, Class X(b)(f)	1.41%	10/25/45	14,328,493	242,152
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2022-151, Class X3(b)(f)	4.53%	11/25/32	6,840,000	1,847,484
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023-153, Class X3(b)(f)	4.84%	01/25/33	19,488,345	5,702,290
FREMF Mortgage Trust, Series 2016-KF24, Class B(b)(c)	30D US SOFR + 5.11%	10/25/26	3,093,489	3,060,388
FREMF Mortgage Trust, Series 2018-KF49, Class C(b)(c)	30D US SOFR + 6.11%	06/25/25	20,662,824	20,321,887
FREMF Mortgage Trust, Series 2018-KF49, Class B(b)(c)	30D US SOFR + 2.01%	06/25/25	4,849,698	4,799,261
FREMF Mortgage Trust, Series 2018-KF51, Class B(b)(c)	30D US SOFR + 1.96448%	08/25/25	3,262,211	3,159,451
FRESB Mortgage Trust, Series 2019-SB66, Class X1(b)(f)	1.08%	07/25/29	30,428,305	805,881
FRESB Mortgage Trust, Series 2020-SB74, Class X1(b)(f)	1.21%	03/25/30	26,226,517	773,682
FRESB Mortgage Trust, Series 2020-SB76, Class X1(b)(f)	1.28%	05/25/30	16,502	537
FRESB Mortgage Trust, Series 2020-SB77, Class X1(b)(f)	0.98%	06/25/40	19,013	470
FRESB Mortgage Trust, Series 2020-SB78, Class X1(b)(f)	1.25%	06/25/40	46,936	1,903
FRESB Mortgage Trust, Series 2020-SB79, Class X1(b)(f)	1.19%	07/25/40	15,202,110	516,872
FRESB Mortgage Trust, Series 2020-SB80, Class X1(b)(f)	1.23%	09/25/30	55,926,954	2,458,661

See Notes to Consolidated Financial Statements.

8	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2024 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
FRESB Mortgage Trust, Series 2020-SB81, Class X1(b)(f)	1.14%	10/25/30	$18,604,893	$765,908
FRESB Mortgage Trust, Series 2021-SB82, Class X1(b)(f)	1.17%	10/25/40	44,940,025	1,343,819
FRESB Mortgage Trust, Series 2021-SB83, Class X1(b)(f)	0.97%	01/25/41	28,229,583	892,391
FRESB Mortgage Trust, Series 2021-SB84, Class X1(b)(f)	0.60%	01/25/31	27,378,467	616,016
FRESB Mortgage Trust, Series 2022-SB95, Class X1(b)(f)	0.10%	11/25/31	116,328,404	1,266,421
GAM RE-REMIC Trust, Series 2022-FRR3, Class EK41(c)(g)	0.00%	10/27/47	2,445,000	2,319,816
Government National Mortgage Association, Series 2018-16, Class IO(b)(f)	0.58%	03/16/59	69,628,676	2,527,521
Great Wolf Trust, Series 2019-WOLF, Class C(b)(c)	1M CME TERM SOFR + 1.95%	12/15/24	4,695,000	4,687,488
Great Wolf Trust, Series 2019-WOLF, Class C(b)(c)	1M CME TERM SOFR + 1.95%	12/15/36	3,514,985	3,509,361
Great Wolf Trust, Series 2024-WOLF, Class D(b)(c)	1M CME TERM SOFR + 2.89%	03/15/29	1,500,000	1,501,800
Great Wolf Trust 2024-WOLF(b)(c)	8.96%	03/15/29	9,000,000	9,013,500
Hilton Orlando Trust, Series 2018-ORL, Class D(b)(c)	1M CME TERM SOFR + 1.997%	12/15/34	1,173,000	1,171,710
Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7(c)	3.91%	08/05/34	9,872,535	9,646,454
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10(c)	4.15%	08/05/25	2,764,207	2,571,542
Hudsons Bay Simon JV Trust, Series 2015-HB7, Class B7(c)	4.67%	08/05/34	3,000,000	2,911,500
INTOWN Mortgage Trust, Series 2022-STAY, Class E(b)(c)	1M CME TERM SOFR + 5.0314%	08/15/39	2,344,000	2,359,236
INTOWN Mortgage Trust, Series 2022-STAY, Class D(b)(c)	1M CME TERM SOFR + 4.134%	08/15/39	845,000	849,394
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ(b)	6.56%	02/15/51	4,560,073	4,456,103
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2008-C2, Class AM(b)	7.06%	02/12/51	3,642,877	1,987,918
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class B(b)(c)	1M CME TERM SOFR + 1.11%	04/15/27	22,454,430	21,497,871
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class G(b)(c)	1M US SOFR + 4.27%	04/15/27	7,400,199	5,656,712
Merchants Bank of Indiana Multifamily Housing Mortgage Loan Trust 2024-Q025	9.18%	12/25/30	16,232,000	16,230,377
MRCD 2019-MARK Mortgage Trust, Series 2019-PARK, Class G(c)	2.72%	12/15/36	8,944,000	4,727,936
MTK Mortgage Trust, Series 2021-GRNY, Class B(b)(c)	1M CME TERM SOFR + 2.76%	12/15/38	22,648,900	21,967,168
MTK Mortgage Trust, Series 2021-GRNY, Class F(b)(c)	1M CME TERM SOFR + 5.91%	12/15/38	2,600,000	2,369,380
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class F(b)(c)	1M US SOFR + 5.29%	03/15/27	10,000,000	9,454,000
Multifamily Connecticut Avenue Securities, Series 2019-01, Class M10(b)(c)	30D US SOFR + 3.36%	10/25/49	1,834,880	1,802,953
Multifamily Connecticut Avenue Securities Trust, Series 2023-01, Class B1(b)(c)	30D US SOFR + 9.75%	09/25/32	5,000,000	5,083,000
Multifamily Connecticut Avenue Securities Trust, Series 2023-01, Class M10(b)(c)	30D US SOFR + 6.50%	02/25/32	19,000,000	19,756,200

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2024	9

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2024 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
NCMF Trust, Series 2022-MFP, Class G(b)(c)	1M CME TERM SOFR + 5.13%	03/15/27	$12,600,000	$12,199,320
SB Multifamily Repack Trust, Series 2020-FRR1, Class A(c)	5.60%	05/27/26	15,276,329	15,073,153
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1(b)(c)	3.87%	01/05/35	2,072,500	1,621,524
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B(b)(c)	4.14%	01/05/35	4,000,000	3,210,400
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class B(b)(c)	4.53%	01/05/35	4,891,000	3,695,640
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class C(b)(c)	4.53%	01/05/35	8,133,239	5,825,026
SMR Mortgage Trust, Series 2022-IND, Class E(b)(c)	1M CME TERM SOFR + 5.00%	02/15/39	10,483,290	9,863,727
THPT Mortgage Trust, Series 2023-THL, Class F(b)(c)	7.43%	12/10/26	7,638,000	7,057,512
Velocity Commercial Capital Loan Trust, Series 2019-2, Class M6(b)(c)	6.30%	02/25/28	299,548	240,130
Velocity Commercial Capital Loan Trust, Series 2019-2, Class M5(b)(c)	4.93%	03/25/27	266,982	229,212
Velocity Commercial Capital Loan Trust, Series 2019-1, Class M6(b)(c)	6.79%	10/29/29	1,306,063	997,794
Velocity Commercial Capital Loan Trust, Series 2019-3, Class M5(b)(c)	4.73%	8/25/28	296,052	230,658
Velocity Commercial Capital Loan Trust, Series 2020-1, Class M6(b)(c)	5.69%	02/25/50	924,264	707,379
Velocity Commercial Capital Loan Trust, Series 2021-1, Class M6(b)(c)	5.03%	03/25/31	1,872,950	1,147,581
Velocity Commercial Capital Loan Trust, Series 2021-3, Class M6(b)(c)	5.03%	11/25/31	648,536	418,084
Velocity Commercial Capital Loan Trust, Series 2022-1, Class M5(b)(c)	5.81%	06/25/32	3,733,802	2,584,883
Velocity Commercial Capital Loan Trust, Series 2022-1, Class M6(b)(c)	5.81%	08/25/33	2,202,113	1,409,579
Velocity Commercial Capital Loan Trust, Series 2022-2, Class M5(b)(c)	5.80%	04/25/52	3,392,419	2,395,048
VMC Finance LLC, Series 2021-HT1, Class B(b)(c)	1M CME TERM SOFR + 4.61%	01/18/37	20,580,000	19,727,988
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class H(b)	8.09%	05/15/46	1,395,192	1,383,891
WB Commercial Mortgage Trust, Series 2024-HQ, Class C(b)(c)	7.13%	03/15/28	2,000,000	1,995,800

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $651,031,754)				610,966,634

CONVERTIBLE CORPORATE BONDS (2.78%)
United States (2.78%)
MFA Financial, Inc.	6.25%	06/15/24	30,730,000	30,647,029
PennyMac Corp.	5.50%	11/01/24	5,000,000	4,944,000
PennyMac Corp.	5.50%	03/15/26	10,682,000	10,033,603
Redwood Trust, Inc.	5.63%	07/15/24	8,763,000	8,751,608
Redwood Trust, Inc.	7.75%	06/15/27	1,000,000	960,000

See Notes to Consolidated Financial Statements.

10	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2024 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
RWT Holdings, Inc.	5.75%	10/01/25	$11,300,000	$10,894,330

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $66,230,760)				66,230,570

CORPORATE BONDS (0.34%)
United States (0.34%)
GKN Subordinated CTL Pass-Through Trust/Auburn MI(b)(c)	0.00%	03/15/30	7,076,849	3,546,917
Rithm Capital Corp.(c)	6.25%	10/15/25	4,673,000	4,649,635

TOTAL CORPORATE BONDS
(Cost $9,207,539)				8,196,552

MORTGAGE BACKED SECURITY (0.14%)
United States (0.14%)
Affirm Asset Securitization Trust, Series 2024-X1, Class C(c)	6.57%	05/15/29	1,750,000	1,754,025
Affirm Asset Securitization Trust, Series 2024-X1, Class D(c)	7.29%	05/15/29	1,500,000	1,500,750

TOTAL MORTGAGE BACKED SECURITY
(Cost $3,249,587)				3,254,775

RESIDENTIAL MORTGAGE-BACKED SECURITIES (29.47%)
United States (29.47%)
A&D Mortgage Trust, Series 2023-NQM4, Class A2(c)(d)	7.83%	10/25/27	3,881,946	3,945,696
A&D Mortgage Trust, Series 2023-NQM4, Class A3(c)(d)	8.10%	10/25/27	930,922	950,659
A&D Mortgage Trust, Series 2023-NQM5, Class A3(c)(d)	7.76%	11/25/68	2,154,104	2,188,590
AlphaFlow Transitional Mortgage Trust, Series 2021-WL1, Class A2(c)(d)	5.61%	01/25/26	340,165	156,262
Alternative Loan Trust, Series 2006-14CB, Class A5(b)	1M CME TERM SOFR + 0.81%	06/25/36	2,193,384	1,059,716
Alternative Loan Trust, Series 2006-18CB, Class A1(b)	1M CME TERM SOFR + 0.58%	07/25/36	9,138,422	4,096,474
Alternative Loan Trust, Series 2006-18CB, Class A7(b)	1M CME TERM SOFR + 0.46%	07/25/36	24,191,494	10,649,865
Alternative Loan Trust, Series 2006-20CB, Class A4(b)	1M CME TERM SOFR + 0.46%	07/25/36	4,833,878	1,732,982
Alternative Loan Trust, Series 2006-24CB, Class A5(b)	1M CME TERM SOFR + 0.71%	08/25/36	5,262,207	2,491,501
Alternative Loan Trust, Series 2006-24CB, Class A19(b)	1M CME TERM SOFR + 0.61%	08/25/36	2,428,203	1,132,059
Alternative Loan Trust, Series 2006-2CB, Class A4(b)	1M CME TERM SOFR + 0.51%	03/25/36	3,688,414	1,377,670
Alternative Loan Trust, Series 2006-40T1, Class 1A3(b)	1M CME TERM SOFR + 0.66%	01/25/37	4,522,720	2,545,820
Alternative Loan Trust, Series 2006-41CB, Class 2A7(b)	1M CME TERM SOFR + 0.71%	01/25/37	3,010,788	1,344,290
Alternative Loan Trust, Series 2006-41CB, Class 2A8(b)	1M CME TERM SOFR + 0.76%	01/25/37	3,154,999	1,419,978
Alternative Loan Trust, Series 2006-42, Class 1A1(b)	1M CME TERM SOFR + 0.71%	01/25/47	6,372,299	3,064,385

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2024	11

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2024 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Alternative Loan Trust, Series 2006-6CB, Class 2A13(b)	1M CME TERM SOFR + 0.51%	05/25/36	$3,929,388	$1,281,054
Alternative Loan Trust, Series 2007-2CB, Class 1A12(b)	1M CME TERM SOFR + 0.61%	03/25/37	1,586,707	742,413
Alternative Loan Trust, Series 2007-5CB, Class 1A19(b)	1M CME TERM SOFR + 0.56%	04/25/37	12,955,697	5,822,518
Alternative Loan Trust, Series 2007-5CB, Class 1A21(b)	1M CME TERM SOFR + 0.65%	04/25/37	2,075,454	945,607
AMSR, Series 2021-SFR3, Class G(c)	3.80%	10/17/26	7,000,000	6,194,094
Angel Oak Mortgage Trust, Series 2020-R1, Class A1(b)(c)	0.99%	04/25/53	2,134,499	1,960,144
Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1(b)(c)	4.50%	11/25/48	2,910,409	2,862,773
Banc of America Funding 2006 8T2 Trust, Series 2006-8T2, Class A6(d)	6.55%	10/25/36	1,607,797	1,295,133
Bear Stearns Asset Backed Securities I Trust, Series 2007-AC5, Class A2	5.71%	07/25/37	4,428,377	1,551,062
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A3(b)	1M CME TERM SOFR + 0.46%	04/25/37	475,485	637,246
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A4(b)	1M CME TERM SOFR + 0.46%	04/25/37	511,918	486,501
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A2A(b)	1M CME TERM SOFR + 0.59%	10/25/36	323,987	345,649
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A2G(b)	1M CME TERM SOFR + 0.59%	10/25/36	2,589,636	2,762,776
Bear Stearns Mortgage Funding Trust, Series 2007-AR2, Class A2(b)	1M CME TERM SOFR + 0.51%	03/25/37	5,998,519	5,146,727
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class G2AB(b)	1M CME TERM SOFR + 0.35%	04/25/37	5,562,256	4,945,447
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 2A2(b)	1M CME TERM SOFR + 0.34%	06/25/37	2,064,249	1,767,287
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 1A2G(b)	1M CME TERM SOFR + 0.55%	06/25/37	811,502	673,048
Boston Lending Trust, Series 2022-1, Class M2(b)(c)	2.75%	02/25/27	2,657,753	1,983,481
BRAVO Residential Funding Trust, Series 2021-NQM1, Class A1(b)(c)	0.94%	02/25/49	2,976,223	2,576,725
BRAVO Residential Funding Trust, Series 2021-NQM1, Class A3(b)(c)	1.33%	02/25/49	949,497	824,965
CHL Mortgage Pass-Through Trust, Series 2007-4, Class 1A51(b)	1M CME TERM SOFR + 0.71%	05/25/37	2,263,042	883,229
CHNGE Mortgage Trust, Series 2022-4, Class A1(c)(d)	6.00%	10/25/57	10,292,462	10,124,954
CHNGE Mortgage Trust, Series 2023-2, Class A1(c)(d)	6.53%	05/25/27	1,583,172	1,567,495
CHNGE Mortgage Trust, Series 2023-3, Class A1(c)(d)	7.10%	06/25/27	4,106,900	4,105,098
CHNGE Mortgage Trust, Series 2023-4, Class A1(c)(d)	7.57%	09/25/58	8,902,980	9,004,525
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A1(b)	1M CME TERM SOFR + 0.71%	02/25/37	1,283,429	1,054,711
COLTMortgage Pass-Through Certificates, Series 2021-1R, Class A3(b)(c)	1.42%	05/25/65	2,959,192	2,495,143
COLT Mortgage Loan Trust, Series 2023-3, Class A3(c)(d)	7.58%	09/25/68	2,150,267	2,181,938
COLT Mortgage Loan Trust, Series 2023-4, Class A2(c)(d)	7.47%	10/25/68	71,884	72,998
Deephaven Residential Mortgage Trust, Series 2020-2, Class A3(c)	2.86%	05/25/65	4,633,884	4,509,888
Dominion Mortgage Trust, Series 2021-RTL1, Class A1(c)(d)	2.49%	02/25/25	28,000,000	26,941,513
Dominion Mortgage Trust, Series 2021-RTL1, Class M(c)(d)	5.73%	02/25/25	3,500,000	3,031,361
GCAT, Series 2021-NQM4, Class A1(b)(c)	1.09%	08/25/25	610,056	477,891

See Notes to Consolidated Financial Statements.

12	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2024 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class B2(b)(c)	4.21%	07/25/61	$1,000,000	$728,124
HarborView Mortgage Loan Trust, Series 2006-4, Class 1A2A(b)	1M CME TERM SOFR + 0.49%	05/19/46	9,759,803	4,961,256
Home Partners of America, Series 2021-2, Class G(c)	4.51%	12/17/26	5,767,572	5,138,907
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class A1(b)(c)	1.38%	10/25/55	5,713,581	5,104,002
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class M1(b)(c)	8.19%	02/25/68	950,000	958,927
Lehman Mortgage Trust, Series 2005-2, Class 3A1(b)	1M CME TERM SOFR + 0.86%	12/25/35	3,767,177	1,902,425
Lehman Mortgage Trust, Series 2005-2, Class 2A1(b)	1M CME TERM SOFR + 0.79%	12/25/35	4,797,174	2,647,108
Lehman Mortgage Trust, Series 2006-9, Class 1A5(b)	1M CME TERM SOFR + 0.71%	01/25/37	1,667,262	948,386
Lehman Mortgage Trust, Series 2007-2, Class 2A1(b)	1M CME TERM SOFR + 0.42%	02/25/37	24,964,445	5,190,260
Lehman Mortgage Trust, Series 2007-3, Class 1A3(b)	1M CME TERM SOFR + 0.41%	03/25/37	11,151,780	2,984,372
Lehman Mortgage Trust, Series 2008-3, Class A1(b)	1M CME TERM SOFR + 0.48%	02/25/37	30,961,132	7,916,879
Lehman XS Trust, Series 2007-6, Class 3A32(b)	1M CME TERM SOFR + 0.61%	05/25/37	6,758,119	5,911,738
Lehman XS Trust, Series 2007-6, Class 3A31(d)	4.27%	05/25/37	3,196,340	2,787,825
LHOME Mortgage Trust, Series 2022-RTL2, Class M(c)(d)	8.00%	04/25/27	4,413,000	4,328,559
LHOME Mortgage Trust, Series 2022-RTL1, Class A1(c)	3.97%	02/25/27	32,840,000	32,521,291
LHOME Mortgage Trust, Series 2021-RTL2, Class M(c)(d)	5.61%	06/25/26	4,750,000	4,697,696
LHOME Mortgage Trust, Series 2021-RTL3, Class M(c)(d)	6.19%	05/25/25	9,000,000	8,850,341
LHOME Mortgage Trust, Series 2023-RTL1, Class A1(c)(d)	7.87%	01/25/28	15,000,000	15,119,699
LHOME Mortgage Trust, Series 2023-RTL2, Class A1(c)(d)	8.00%	06/25/28	15,000,000	15,197,433
LHOME Mortgage Trust, Series 2023-RTL3, Class A1(c)(d)	8.00%	08/25/28	22,500,000	22,831,835
LHOME Mortgage Trust, Series 2023-RTL3, Class A2(c)(d)	9.00%	08/25/28	3,000,000	3,006,800
LHOME Mortgage Trust, Series 2023-RTL4, Class A1(c)(d)	7.63%	06/25/26	13,750,000	13,901,858
LHOME Mortgage Trust, Series 2024-RTL1, Class A1(c)(d)	7.02%	01/25/29	6,500,000	6,491,084
LHOME Mortgage Trust, Series 2024-RTL1, Class A2(c)(d)	9.17%	01/25/29	3,000,000	3,017,180
LHOME Mortgage Trust, Series 2024-RTL2, Class A1(c)(d)	7.13%	10/25/26	5,500,000	5,498,443
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1, Class 1A10(b)	1M CME TERM SOFR + 0.46%	05/25/37	16,157,656	2,776,758
MFA, Series 2021-INV1, Class A2(b)(c)	1.06%	01/25/56	443,067	408,527
MFA, Series 2022-RTL1, Class A2(c)(d)	6.41%	04/25/27	13,000,000	12,875,993
MFA, Series 2022-RTL1, Class A1(c)(d)	5.07%	04/26/27	19,163,992	19,085,298
MFA 2023-NQM3 Trust, Series 2023-RTL1, Class A1(c)(d)	7.58%	08/25/27	7,500,000	7,527,362
MFA, Series 2023-RTL2, Class A1(c)(d)	8.50%	04/25/26	30,486,000	31,067,261
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class 4B2(b)(c)	4.53%	08/26/47	1,656,000	1,154,830
New Residential Mortgage Loan Trust, Series 2022-RTL1, Class A1F(c)	4.34%	12/25/26	7,771,366	7,730,141
NYMT Loan Trust, Series 2022-BPL1, Class A1(c)(d)	3.97%	11/25/27	11,217,398	11,148,796
NYMT Loan Trust, Series 2024-BPL1, Class A1(c)(d)	7.15%	07/25/26	5,000,000	4,953,948
NYMT Loan Trust, Series 2024-BPL1, Class A2(c)(d)	8.62%	07/25/26	6,000,000	5,923,439
Point Securitization Trust, Series 2021-1, Class A2(b)(c)(f)	5.56%	02/25/52	14,000,001	13,480,884
PRET LLC, Series 2024-NPL3, Class A1(c)	7.52%	04/27/54	8,000,000	7,999,997

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2024	13

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2024 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Progress Residential , Series 2021-SFR10, Class G(c)	4.86%	12/17/28	$3,918,326	$3,221,467
Progress Residential , Series 2022-SFR1, Class G(c)	5.52%	02/17/29	2,000,000	1,694,373
PRPM, Series 2023-NQM2, Class A2(c)(d)	7.00%	09/25/27	7,934,575	7,974,550
PRPM, Series 2023-NQM3, Class A3(c)(d)	6.98%	11/25/68	6,601,312	6,617,016
PRPM LLC, Series 2024-2, Class A1(c)(d)	7.03%	03/25/27	3,306,705	3,296,271
RALI, Series 2006-QS18, Class 2A1(b)	1M CME TERM SOFR + 0.56%	12/25/36	17,113,883	11,599,829
RALI, Series 2006-QS2, Class 1A14(b)	1M CME TERM SOFR + 0.81%	02/25/36	5,508,689	4,156,720
RALI, Series 2006-QS2, Class 1A10(b)	1M CME TERM SOFR + 0.61%	02/25/36	1,141,850	854,728
RALI, Series 2006-QS8, Class A4(b)	1M CME TERM SOFR + 0.56%	08/25/36	982,775	722,340
RALI, Series 2007-QO5, Class A(b)	12M US FED + 3.12%	08/25/47	9,462,102	1,626,245
RALI, Series 2007-QS7, Class 2A1	6.75%	06/25/37	28,660,376	11,958,719
RBSSP Resecuritization Trust, Series 2009-7, Class 5A3(b)(c)	1M CME TERM SOFR + 0.51%	06/26/37	3,379,836	2,412,774
Residential Asset Securitization Trust, Series 2006-R1, Class A2(b)	1M CME TERM SOFR + 0.51%	01/25/46	9,911,846	3,243,832
Residential Asset Securitization Trust, Series 2007-A1, Class A1	6.00%	03/25/37	3,525,800	1,121,291
Residential Mortgage Loan Trust, Series 2020-1, Class A3(b)(c)	2.68%	01/26/60	810,410	776,556
RMF Proprietary Issuance Trust, Series 2022-1, Class M2(b)(c)	3.00%	01/25/28	5,000,000	3,804,500
Roc Mortgage Trust, Series 2021-RTL1, Class M(b)(c)	6.68%	08/25/26	6,745,000	6,240,691
Roc Mortgage Trust, Series 2021-RTL1, Class A1(b)(c)	3.49%	08/25/26	15,604,360	15,540,450
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1(c)(d)	7.50%	02/25/30	17,000,000	17,060,937
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1(c)(d)	7.76%	04/25/30	25,500,000	25,633,508
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class M(c)(d)	12.95%	04/25/30	2,500,000	2,513,356
SG Residential Mortgage Trust, Series 2019-3, Class A2(b)(c)	2.88%	09/25/59	380,875	373,741
SG Residential Mortgage Trust, Series 2019-3, Class A3(b)(c)	3.08%	09/25/59	1,071,794	1,051,859
Specialty Underwriting & Residential Finance, Series 2005-BC1, Class B1(b)	1M CME TERM SOFR + 1.91%	12/25/35	3,007	2,603
Spruce Hill Mortgage Loan Trust, Series 2020-SH2, Class M1(b)(c)	4.33%	06/25/55	2,424,031	2,385,437
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3(b)(c)	2.92%	09/27/49	8,245,851	7,921,257
Starwood Mortgage Residential Trust, Series 2021-2, Class A2(b)(c)	1.17%	05/25/65	887,819	792,301
Starwood Mortgage Residential Trust, Series 2021-2, Class A3(b)(c)	1.43%	05/25/65	1,082,706	969,782
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 2A2(b)	1M CME TERM SOFR + 0.32%	01/25/37	1,485,097	1,445,449
Structured Asset Mortgage Investments II Trust, Series 2007-AR2, Class 1A2(b)	1M CME TERM SOFR + 0.49%	02/25/37	4,768,568	5,346,715
Toorak Mortgage Corp., Ltd., Series 2021-1, Class A1(c)(d)	3.24%	06/25/24	795,010	787,498
Toorak Mortgage Corp., Ltd., Series 2021-1, Class M1(c)(d)	8.80%	06/25/24	9,500,000	9,147,969
Toorak Mortgage Trust, Series 2022-1, Class A1(c)(d)	3.97%	03/25/29	6,182,248	6,147,107
Toorak Mortgage Trust, Series 2024-1, Class A1(c)(d)	7.33%	02/25/31	20,000,000	20,040,576
Toorak Mortgage Trust, Series 2024-1, Class A2(c)(d)	9.60%	02/25/31	7,000,000	7,035,902
Toorak Mortgage Trust, Series 2024-1, Class M1(c)(d)	12.55%	02/25/31	6,000,000	6,020,510
Toorak Mortgage Trust, Series 2024-RRTL1, Class A2(c)(d)	7.57%	03/25/26	3,500,000	3,505,931

See Notes to Consolidated Financial Statements.

14	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2024 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Toorak Mortgage Trust, Series 2024-RRTL1, Class M1(b)(c)	9.16%	03/25/26	$4,000,000	$4,030,022
TVC Mortgage Trust, Series 2023-RTL1, Class A1(c)(d)	8.25%	11/25/27	12,000,000	12,136,484
Velocity Commercial Capital Loan Trust, Series 2023-RTL1, Class A1(c)(d)	8.00%	01/25/26	2,903,000	2,914,269
Verus Securitization Trust, Series 2019-INV2, Class A2(b)(c)	4.12%	07/25/59	784,682	768,305
Verus Securitization Trust, Series 2021-R1, Class A1(b)(c)	0.82%	10/25/63	1,978,826	1,837,119
Verus Securitization Trust, Series 2021-R1, Class A2(b)(c)	1.06%	10/25/63	1,468,741	1,366,004
Verus Securitization Trust, Series 2021-R1, Class A3(b)(c)	1.26%	10/25/63	3,517,212	3,271,606
Verus Securitization Trust, Series 2021-R3, Class B2(b)(c)	4.07%	04/25/64	3,000,000	2,247,403
Verus Securitization Trust, Series 2023-3, Class A2(c)(d)	6.44%	03/25/68	912,656	908,756
Verus Securitization Trust, Series 2023-6, Class A3(c)(d)	7.09%	09/25/27	2,398,917	2,410,737
Verus Securitization Trust, Series 2023-7, Class A3(c)(d)	7.42%	10/25/68	4,058,874	4,103,174
Verus Securitization Trust, Series 2023-8, Class A3(c)(d)	6.97%	12/25/68	2,428,635	2,437,213
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB3(b)	1M CME TERM SOFR + 0.56%	05/25/35	1,124,903	930,399

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $724,589,619)				702,593,284

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS - COMMON SHARES (18.05%)
First American Government Obligations Fund	5.23%	430,363,671	430,363,671

TOTAL SHORT TERM INVESTMENTS
(Cost $430,363,671)			430,363,671

TOTAL INVESTMENTS (99.67%)
(Cost $2,470,426,523)			$2,376,152,168

Other Assets In Excess Of Liabilities (0.33%)			7,800,341
NET ASSETS (100.00%)			$2,383,952,509

(a)	Perpetual maturity.
(b)	Floating or variable rate security. The Reference Rates are described below. Interest rate shown reflects the rate in effect at April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $1,629,524,787, which represents 68.63% of net assets as of April 30, 2024.
(d)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at April 30, 2024.
(e)	The Fund's interest in this loan are held through a wholly-owned LLC of the Fund.
(f)	Interest only securities.
(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2024	15

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2024 (Unaudited)

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

FED - Federal Funds Rate

Reference Rates:

1M US L - 1 Month LIBOR as of April 30, 2024 was 5.43%

3M US L - 3 Month LIBOR as of April 30, 2024 was 5.59%

1M CME Term SOFR - 1 Month CME SOFR as of April 30, 2024 was 5.32%

12M US FED - 12 Month US FED as of April 30, 2024 was 5.33%

1D US SOFR - 1 Day US SOFR as of April 30, 2024 was 5.34%

1M US SOFR - 1 Month US SOFR as of April 30, 2024 was 5.32%

30D US SOFR - 30 Day US SOFR as of April 30, 2024 was 5.33%

See Notes to Consolidated Financial Statements.

16	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments
April 30, 2024 (Unaudited)

INTEREST RATE SWAP CONTRACTS (CENTRALLY CLEARED)

Pay/Receive Floating Rate*	Clearing House	Floating Rate	Expiration Date	Notional Amount**	Currency	Fixed Rate	Fair Value	Unrealized Appreciation
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/29/2034	50,000,000	USD	4.34%	$107,682	$107,682
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/07/2027	4,000,000	USD	2.46%	248,189	248,189
Receive	Goldman Sachs & Co. LLC	1D US SOFR	05/25/2026	20,000,000	USD	0.91%	1,670,684	1,670,684
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2026	50,000,000	USD	0.73%	4,688,376	4,688,376
Receive	Goldman Sachs & Co. LLC	1D US SOFR	07/07/2027	5,000,000	USD	2.54%	317,362	317,362
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2024	2,000,000	USD	3.04%	12,821	12,821
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2025	2,000,000	USD	2.82%	57,733	57,733
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/11/2025	2,800,000	USD	2.51%	71,270	71,270
Receive	Goldman Sachs & Co. LLC	1D US SOFR	03/21/2026	9,000,000	USD	1.99%	485,553	485,553
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/19/2026	2,000,000	USD	2.50%	91,952	91,952
Receive	Goldman Sachs & Co. LLC	1D US SOFR	07/08/2024	2,000,000	USD	2.87%	9,793	9,793
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2024	2,000,000	USD	3.10%	12,495	12,495
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2025	2,000,000	USD	2.87%	56,552	56,552
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/14/2025	3,000,000	USD	2.43%	79,135	79,135
Receive	Goldman Sachs & Co. LLC	1D US SOFR	05/13/2026	3,837,000	USD	2.69%	167,005	167,005
							$8,076,602	$8,076,602
Pay	Goldman Sachs & Co. LLC	1D US SOFR	04/30/2027	22,000,000	USD	4.68%	$(39,011)	$(39,011)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	04/12/2034	30,000,000	USD	4.13%	(443,224)	(443,224)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	01/22/2034	13,256,000	USD	3.74%	(603,779)	(603,779)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	04/04/2034	50,000,000	USD	4.02%	(1,194,056)	(1,194,056)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	04/05/2034	50,000,000	USD	3.99%	(1,303,983)	(1,303,983)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	03/19/2034	50,000,000	USD	3.92%	(1,581,717)	(1,581,717)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	04/24/2033	35,542,920	USD	3.78%	(2,697,937)	(2,697,937)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	12/13/2034	26,664,000	USD	3.82%	(1,041,996)	(1,041,996)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	04/03/2033	34,745,115	USD	3.39%	(2,584,500)	(2,584,500)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	02/15/2034	48,857,000	USD	3.95%	(1,416,902)	(1,416,902)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	04/24/2034	50,000,000	USD	4.22%	(376,760)	(376,760)
							$(13,283,865)	$(13,283,865)
							$(5,207,262)	$(5,207,262)

*	The swap contracts with the floating 1D US SOFR pay and receive amounts annually.
**	The notional amount of each interest rate swap contract is stated in the currency in which the derivative is denominated.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2024	17

Axonic Strategic Income Fund	Consolidated Statement of Assets and Liabilities
April 30, 2024 (Unaudited)

ASSETS:
Investments, at fair value (Cost $2,470,426,523)	$2,376,152,168
Receivable for investment securities sold	10,004,563
Dividend receivable	72,809
Interest receivable	8,604,986
Receivable for shares sold	6,214,058
Deposit held with broker for interest rate swap contracts	23,796,659
Prepaid expenses and other assets	82,058
Total Assets	2,424,927,301

LIABILITIES:
Payable for investments purchased	23,452,731
Income distribution payable	2,991,402
Unrealized depreciation on interest rate swap contracts	5,207,262
Capital shares payable	7,380,044
Accrued legal and audit fees payable	21,480
Due to Adviser	1,464,609
Accrued fund accounting and administration fees payable	217,335
Distribution and shareholder service fees payable	34,540
Accrued Chief Compliance Officer fee payable	11,320
Other payables and accrued expenses	194,069
Total Liabilities	40,974,792
Net Assets	$2,383,952,509

COMPOSITION OF NET ASSETS:
Paid-in capital	$2,496,398,974
Total distributable earnings (accumulated deficit)	(112,446,465)
Net Assets	$2,383,952,509

PRICING OF SHARES:
Class A
Net Assets	$70,409,618
Shares of beneficial interest outstanding (unlimited number of shares, no par value common share authorized)	8,051,204
Net Asset Value and redemption price per share	$8.75
Institutional Class
Net Assets	$2,313,542,891
Shares of beneficial interest outstanding (unlimited number of shares, no par value common share authorized)	260,648,969
Net Asset Value and redemption price per share	$8.88

See Notes to Consolidated Financial Statements.

18	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Statement of Operations
For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends	$11,864,637
Interest	81,430,287
Total Investment Income	93,294,924

EXPENSES:
Advisory fees (Note 4)	9,036,016
Audit and tax fees	29,799
Chief Compliance Officer fee (Note 4)	75,487
Custodian fees	91,956
Distribution fees
Class A	83,103
Fund accounting and administration fees (Note 4)	675,948
Insurance expenses	30,577
Legal fees	101,185
Printing expenses	52,515
Registration expenses	43,100
Shareholder service fees
Class A	49,862
Transfer agent fees (Note 4)	119,158
Trustees' fees and expenses (Note 4)	82,800
Other expenses	29,053
Total expenses	10,500,559
Net Investment Income	82,794,365

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on investments	(18,675,590)
Net realized gain on interest rate swap contracts	7,511,198
Net change in unrealized appreciation on investments	59,567,933
Net change in unrealized (depreciation) on interest rate swap contracts	(6,424,806)
Net Realized and Unrealized Gain on Investments	41,978,735

Net Increase in Net Assets from Operations	$124,773,100

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2024	19

Axonic Strategic Income Fund	Consolidated Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
FROM OPERATIONS:
Net investment income	$82,794,365	$108,749,445
Net realized gain/(loss)	(11,164,392)	5,128,698
Net change in unrealized appreciation/(depreciation)	53,143,127	(31,709,113)
Net Increase in Net Assets from Operations	124,773,100	82,169,030

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings
Class A	(3,277,911)	(3,336,744)
Institutional Class	(100,956,876)	(92,176,627)
Decrease in Net Assets from Distributions to Shareholders	(104,234,787)	(95,513,371)

CAPITAL SHARE TRANSACTIONS:
Class A
Proceeds from sale of shares of beneficial interest	12,314,630	37,021,653
Distributions reinvested	2,776,762	3,053,488
Disbursements for redemption of shares of beneficial interest	(7,634,003)	(21,606,067)
Institutional Class
Proceeds from sale of shares of beneficial interest	623,736,248	1,115,039,459
Distributions reinvested	77,101,473	67,278,841
Disbursements for redemption of shares of beneficial interest	(262,704,285)	(627,928,046)
Net Increase from Capital Share Transactions	445,590,825	572,859,328
Net Increase in Net Assets	466,129,138	559,514,987

NET ASSETS:
Beginning of period	1,917,823,371	1,358,308,384
End of period	$2,383,952,509	$1,917,823,371

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Class A
Beginning shares	7,196,036	5,072,634
Issued	1,426,639	4,257,979
Distributions reinvested	335,963	351,474
Redeemed	(907,434)	(2,486,051)
Institutional Class
Beginning shares	211,105,129	148,201,874
Issued	71,048,690	126,750,994
Distributions reinvested	8,687,292	7,657,616
Redeemed	(30,192,142)	(71,505,355)
Net increase in capital shares	50,399,008	65,026,657
Ending shares	268,700,173	218,301,165

See Notes to Consolidated Financial Statements.

20	www.axonicfunds.com

Axonic Strategic Income Fund Class A	Consolidated Financial Highlights
For a Share Outstanding Throughout the Period Presented

	For the Six Months Ended April 30, 2024 (Unaudited)		For the Year Ended October 31, 2023		For the Year Ended October 31, 2022		For the Year Ended October 31, 2021		For the Period July 17, 2020 (Commencement of Operations) to October 31, 2020
OPERATING PERFORMANCE:
Net asset value - beginning of period	$8.67		$8.78		$9.94		$9.68		$9.55
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.32		0.60		0.37		0.44		0.06
Net realized and unrealized gain/(loss) on investments	0.04		(0.16)		(0.90)		0.30	(b)	0.15	(b)
Total Income/(Loss) from Investment Operations	0.36		0.44		(0.53)		0.74		0.21

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.28)		(0.53)		(0.43)		(0.43)		(0.08)
From net realized gains	–		(0.02)		(0.20)		(0.05)		–
Total Distributions to Shareholders	(0.28)		(0.55)		(0.63)		(0.48)		(0.08)

Net asset value - end of period	$8.75		$8.67		$8.78		$9.94		$9.68

Total Investment Return - Net Asset Value(c)	6.04	%(d)(e)	5.25	%(e)	(5.29	%)(e)	7.85	%(e)	2.17	%(d)(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets end of period (000s)	$70,135		$62,415		$44,534		$40,414		$22,495
Ratio of expenses to average net assets excluding reimbursement/recoupment(f)	1.37	%(g)	1.42%		1.39%		1.60%		1.84	%(g)
Ratio of expenses to average net assets including reimbursement/recoupment(f)	1.37	%(g)	1.44%		1.50%		1.50%		1.50	%(g)
Ratio of net investment income to average net assets(f)	7.38	%(g)	6.90%		3.93%		4.40%		2.28	%(g)
Portfolio turnover rate	38	%(d)	38%		32%		66%		54	%(d)

(a)	Calculated using average shares method.
(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.
(c)	During periods in which certain expenses were reimbursed, total returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude applicable sales charges.
(d)	Not annualized.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	Expenses and net investment income/(loss) amounts used to calculate the ratios above include amounts allocated to investors. An individual investor's results may vary based on a variety of factors and the timing of capital transactions.
(g)	Annualized.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2024	21

Axonic Strategic Income Fund Institutional Class	Consolidated Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Six Months Ended April 30, 2024 (Unaudited)		For the Year Ended October 31, 2023		For the Year Ended October 31, 2022		For the Year Ended October 31, 2021		For the Period December 31, 2019 (Commencement of Operations) to October 31, 2020
OPERATING PERFORMANCE:
Net asset value - beginning of period	$8.79		$8.86		$9.99		$9.69		$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.34		0.65		0.42		0.48		0.19
Net realized and unrealized gain/(loss) on investments	0.04		(0.15)		(0.92)		0.30	(b)	(0.40	)(b)
Total Income/(Loss) from Investment Operations	0.38		0.50		(0.50)		0.78		(0.21)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.29)		(0.55)		(0.43)		(0.43)		(0.10)
From net realized gains	–		(0.02)		(0.20)		(0.05)		–
Total Distributions to Shareholders	(0.29)		(0.57)		(0.63)		(0.48)		(0.10)

Net asset value - end of period	$8.88		$8.79		$8.86		$9.99		$9.69

Total Investment Return - Net Asset Value(c)	6.19	%(d)(e)	5.82	%(e)	(4.84	%)(e)	8.28	%(e)	(2.11	%)(d)(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets end of period (000s)	$2,305,365		$1,855,409		$1,313,775		$1,306,541		$615,640
Ratio of expenses to average net assets excluding reimbursement/recoupment(f)	0.97	%(g)	1.02%		1.00%		1.02%		1.19	%(g)
Ratio of expenses to average net assets including reimbursement/recoupment(f)	0.97	%(g)	1.02%		1.00%		1.04%		1.10	%(g)
Ratio of net investment income to average net assets(f)	7.79	%(g)	7.31%		4.42%		4.87%		2.40	%(g)
Portfolio turnover rate	38	%(d)	38%		32%		66%		54	%(d)

(a)	Calculated using average shares method.
(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.
(c)	During periods in which certain expenses were reimbursed, total returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude applicable sales charges.
(d)	Not annualized.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	Expenses and net investment income/(loss) amounts used to calculate the ratios above include amounts allocated to investors. An individual investor's results may vary based on a variety of factors and the timing of capital transactions.
(g)	Annualized.

See Notes to Consolidated Financial Statements.

22	www.axonicfunds.com

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements

April 30, 2024 (Unaudited)

1. ORGANIZATION

Axonic Strategic Income Fund (the “Fund”), is a diversified series of the Axonic Funds (the ”Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on October 17, 2019 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. Axonic Capital LLC (the “Adviser”) acts as the Fund’s investment adviser. The Adviser is a registered investment adviser and is responsible for making the investment decisions for the Fund’s portfolio. The Fund’s investment objective is to seek total return. Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase)) in Mortgage-Backed Securities (“MBS”) and other mortgage-related securities (such as CMOs), which the Fund treats as investments in a group of industries.

The Fund currently offers Class A and Class I shares. Class A shares commenced operations on July 17, 2020 and Class I commenced operations on December 31, 2019. Class A shares are offered subject to a maximum sales charge of 2.25%. Class I shares are offered at NAV and are not subject to sales charges. The Fund may offer additional classes of shares in the future.

On December 23, 2021, the Fund formed a wholly-owned subsidiary (the "Subsidiary"). To the extent permitted by the 1940 Act, the Fund may make investments through the Subsidiary, which is a pass-through entity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies.” The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Consolidation of Subsidiary – The consolidated financial statements include the financial position and the results of operations of the Fund and its Subsidiary. As of April 30, 2024, the total value of investments held by the Subsidiary is $3,637,912, or 0.15% of the Fund’s net assets.

All intercompany accounts and transactions have been eliminated in these consolidated financial statements.

Securities Valuation – The Fund values it investments at fair value. The Fund’s Board of Trustees (the “Board”) has approved pricing policies and procedures and fair valuation policies and procedures pursuant to which the Fund will value its investments. The Adviser has appointed an independent Administrator of the Fund, pursuant to the administration agreement, under which the Administrator independently calculates the daily Net Asset Value per share (“NAV”) of the Fund. In doing so, the Administrator, on a daily basis, in compliance with the policies and procedures described above, independently values the investment positions within the Fund’s portfolio. The Administrator at its discretion may notify the Fund or the Board of any valuation conflicts and/or non-compliance with the policies and procedures. The Administrator and the Adviser will include in quarterly written reports to the Board confirmation that the policies and procedures provide fair and accurate prices. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined. Investments in shares of funds, including money market funds, that are not traded on an exchange are valued at the end of day NAV of such fund.

Securities for which market prices are not “readily available” are valued in good faith by the Fund's Adviser as “valuation designee” under the oversight of the Fund's Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Board. The Advisor may, in turn and subject to its oversight, delegate pricing of securities for which market prices are readily available to the Funds' administrator. All fair valuation determinations shall be made by the Fair Value Committee (the “Committee”), in accordance with policies and procedures established by the Adviser. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government -imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Semi-Annual Report | April 30, 2024	23

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements

April 30, 2024 (Unaudited)

Structured credit and other similar debt securities including, but not limited to, asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, mortgage-backed securities, commercial mortgage-backed security, and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by independent pricing services and /or dealers in those instruments recommended by the Adviser and approved by the Board. Interest Rate Swaps are valued by an independent pricing service as approved by the Manager. For centrally cleared swaps, the daily change in valuation and upfront payments, if any, are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities. In determining fair value, pricing services and dealers will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities, and yield to maturity information. The Adviser will, based on its reasonable judgment, select the pricing service or dealer quotation that most accurately reflects the fair market value of the Structured Credit Security while taking into account the information utilized by the pricing service or dealer to formulate the quotation in addition to any other relevant factors.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using the fair valuation policies and procedures adopted by, and under the supervision of, the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The fair valuation policies and procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by an independent pricing service and broker-dealer is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level and supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

24	www.axonicfunds.com

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements

April 30, 2024 (Unaudited)

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of April 30, 2024:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$244,537	$—	$—	$244,537
Preferred Stocks	18,642,028	—	—	18,642,028
Asset-Backed Securities	—	506,282,287	—	506,282,287
Bank Loans	—	29,377,830	—	29,377,830
Commercial Mortgage-Backed Securities	—	610,966,634	—	610,966,634
Convertible Corporate Bonds	—	66,230,570	—	66,230,570
Corporate Bonds	—	8,196,552	—	8,196,552
Mortgage Backed Security	—	3,254,775	—	3,254,775
Residential Mortgage-Backed Securities	—	702,593,284	—	702,593,284
Short Term Investments	430,363,671	—	—	430,363,671
Total	$449,250,236	$1,926,901,932	$—	$2,376,152,168
Other Financial Instruments(b)
Assets:
Interest Rate Swap Contracts	$—	$8,076,602	$—	$8,076,602
Liabilities:
Interest Rate Swap Contracts	$—	$(13,283,865)	$—	$(13,283,865)
Total	$—	$(5,207,262)	$—	$(5,207,262)

(a)	For detailed descriptions of industries, see the accompanying Consolidated Schedule of Investments.
(b)	Other financial instruments are derivative instruments reflected in the Consolidated Schedule of Investments. The derivatives shown in this table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value.

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investment in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted over the estimated lives of such securities for financial statement purposes using the effective interest method. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of interest income.

Concentration of Credit Risk – The Fund places its cash with one banking institution, which is insured by Federal Deposit Insurance Corporation (“FDIC”). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Federal and Other Taxes – No provision for income taxes is included in the accompanying consolidated financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

Semi-Annual Report | April 30, 2024	25

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements

April 30, 2024 (Unaudited)

The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax provisions to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the consolidated financial statements.

As of and during the period ended April 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Consolidated Statement of Operations. The Fund files U.S. federal, state and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for all open tax years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders – Distributions from the Fund’s net investment income are accrued daily and typically paid monthly. However, there can be no assurances that the Fund will achieve any level of distribution to its Shareholders. The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3. SWAPS

The Fund may transact in credit default swaps, total return swaps, interest rate swaps, equity swaps, currency swaps and other types of swaps. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs.

Swap agreements are primarily entered into by institutional investors and the value of such agreements may be extremely volatile. Certain swap agreements are traded OTC between two parties, while other more standardized swaps must be transacted through a futures commission merchant and centrally cleared or exchange-traded. While central clearing and exchange-trading are intended to reduce counterparty credit and liquidity risk, they do not make a swap transaction risk-free. The current regulatory environment regarding swap agreements is subject to change. The Adviser will continue to monitor these developments, particularly to the extent regulatory changes affect the Fund’s ability to enter into or close out swap agreements.

The swap market has matured in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity and may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close derivative positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio. If the Adviser is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used. In a total return swap, the Fund pays the counterparty a floating short-term interest rate and receives in exchange the total return of underlying loans or debt securities. The Fund bears the risk of default on the underlying loans or debt securities, based on the notional amount of the swap and, therefore, incurs a form of leverage. The Fund would typically have to post collateral to cover this potential obligation.

The Fund will “cover” its swap positions by segregating an amount of cash and/or liquid securities as required by the 1940 Act and applicable SEC interpretations and guidance from time to time.

Offsetting Arrangements: Certain derivative contracts and reverse repurchase agreements are executed under standardized netting agreements. A netting arrangement creates an enforceable right of off-set that becomes effective, and affects the realization of settment on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material advse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter, or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty risk by providing for a single net settlement with a counterparty for all financial transactions covered by the agreement in an event of default as defined under such agreement. The Fund invests in futures, interest rate swaps, and credit default swaps that are centrally cleared and not subject to the master netting agreements, thus are not included in the tables below.

26	www.axonicfunds.com

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements

April 30, 2024 (Unaudited)

The table below is a summary of the effect of interest rate swaps on the Consolidated Statement of Assets and Liabilities.

Risk Exposure	Statement of Assets and Liabilities Location	Asset Derivatives Gross Unrealized Appreciation	Liability Derivatives Gross Unrealized Depreciation
Axonic Strategic Income Fund
Interest Rate Risk (Swap Contracts)	Unrealized appreciation/depreciation on interest rate swap contracts(a)	$—	$5,207,262
Total		$—	$5,207,262

(a)	The value presented includes cumulative gain/(loss) on swap contracts; however, the value reflected on the accompanying Consolidated Statement of Assets and Liabilities is the unsettled variation margin receivable/(payable) and/or unrealized appreciation/(depreciation) as of April 30, 2024.

Offsetting of Derivatives Assets

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Cash Collateral Received(a)	Net Amount Receivable
Axonic Strategic Income Fund
Interest Rate Swaps	$8,076,602	$(8,076,602)	$—	—	$—	$—
Total	$8,076,602	$(8,076,602)	$—	$—	$—	$—

Offsetting of Derivatives Liabilities

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Cash Collateral Pledged(a)	Net Amount Payable
Axonic Strategic Income Fund
Interest Rate Swaps	$13,263,864	$(8,076,602)	$5,207,262	—	$(5,207,262)	$—
Total	$13,263,864	$(8,076,602)	$5,207,262	$—	$(5,207,262)	$—

(a)	These amounts are limited to the derivative asset/liability balance and, accordingly, do not include excess collateral received/pledged.

The average notional value of interest rate swap contracts from the period of initial investment to April 30, 2024, was $329,356,202.

Semi-Annual Report | April 30, 2024	27

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements

April 30, 2024 (Unaudited)

The effect of interest rate swap contracts on the Consolidated Statement of Operations for the period ended April 30, 2024, is shown in the table below.

Risk Exposure	Statement of Operations Location	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)
Axonic Strategic Income Fund
Interest Rate Risk (Swap Contracts)	Net realized loss on interest rate swap contracts/Net change in unrealized on interest rate swap contracts	$7,511,198	$(6,424,806)
Total		$7,511,198	$(6,424,806)

4. ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

Advisory Fees – Pursuant to the investment advisory agreement by and between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to a management fee equal to 0.85% of the Fund’s average daily net assets. For the period ended April 30, 2024, the Fund incurred $9,036,016 in Advisory fees.

The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (inclusive of organizational and offering costs, but exclusive of any taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement to 1.10% of the Fund’s average daily net assets (the “Expense Limit”) through December 31, 2024. The Expense Limit excludes certain expenses and, consequently, the Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement may be higher than the Expense Limit. The contractual waiver and expense reimbursement may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days’ written notice to the Adviser. The contractual fee waiver and expense reimbursement may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund to exceed the current Expense Limit or the Expense Limit in place at the time of the waiver or reimbursement (whichever is lower) and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense.

As of April 30, 2024, the following amounts were available for recoupment by the Adviser based upon their potential expiration dates:

Fund	Expires 2024	Expires 2025	Expires 2026
Axonic Strategic Income Fund
Institutional Class	$—	$—	$—

Chief Compliance Officer ("CCO") Services – The CCO of the Fund is an affiliate of the Fund. For the period ended April 30, 2024, the total related amounts paid by the Fund for CCO fees are included in Chief Compliance Officer fees on the Fund’s Consolidated Statement of Operations.

Fund Accounting and Administration Fees and Expenses – ALPS Fund Services, Inc. (“ALPS”) serves as the Fund’s administrator and accounting agent (the “Administrator”) and receives customary fees from the Fund for such services.

Transfer Agent – DST Systems Inc., an affiliate of ALPS, serves as transfer, dividend paying and shareholder servicing agent for the Fund (“Transfer Agent”).

Distributor – The Fund has entered into a distribution agreement with ALPS Distributors, Inc. (the “Distributor”) to provide distribution services to the Fund. There are no fees paid to the Distributor pursuant to the distribution agreement.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of ALPS. During the period ended April 30, 2024, no fees were retained by the Distributor.

Trustees – Officers of the Trust and the Trustees who are “interested persons” of the Trust or the Adviser receive no salary from the Trust. The Independent Trustees also serve as independent trustees on the Board of Trustees of the Axonic Alternative Income Fund, a closed-end interval fund for which Axonic Capital LLC also serves as the investment adviser. For their service on the Board and the Board of Trustees of Axonic Alternative Income Fund, the Independent Trustees receive the following fees, which are split between the Fund and the Axonic Alternative Income Fund pro rata based on assets under management: $55,000 annual retainer for each Independent Trustee, $10,000 annually for each of the Valuation Committee Chair, Audit Committee Chair and Nominating and Governance Committee Chair, $5,000 for each quarterly meeting, and $1,000 for each special meeting. The Fund reimburses each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance at Board or committee meetings.

28	www.axonicfunds.com

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements

April 30, 2024 (Unaudited)

5. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended April 30, 2024, amounted to $960,108,156 and $657,916,432 respectively.

6. TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

As of April 30, 2024, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

Cost of investments for income tax purposes	$2,475,769,386
Gross appreciation (excess of value over tax cost)	$25,461,382
Gross depreciation (excess of tax cost over value)	(127,230,500)
Net unrealized depreciation	$(101,769,118)

7. LINE OF CREDIT

The Fund entered into an uncommitted, secured, revolving line of credit agreement (“Credit Agreement”) with U.S. Bank National Association for redemption purposes, subject to annual renewal and other limitations of the 1940 Act for borrowings. The revolving line of credit agreement's maximum borrowing amounts to the lesser of (i) $250,000,000, (ii) 15% of the gross market value of the Fund, and (iii) 33.33% of the market value of the unencumbered assets of the Fund. On April 8, 2023, the Credit Agreement was amended to extend the termination date to June 28, 2024. Borrowings under the Credit Agreement bear interest of the lender’s prime rate at the time of borrowing. This Note shall bear interest at a rate per annum equal to the greater of zero percent (0.00%) and the Prime Rate minus one percent (1.00%), which interest shall be payable monthly, in arrears. Borrowings under the Credit Agreement are secured by a perfected, first priority security interest in the assets of the Fund. The Fund had no borrowings during the period ended April 30, 2024.

8. SIGNIFICANT SHAREHOLDERS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of April 30, 2024, the following entities owned beneficially more than 25% of the Fund’s outstanding shares. The shares may be held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately). Any transaction by these investors could have a material impact on the share class.

Name	Percentage
Charles Schwab & Co Inc	38.75%
National Financial Services LLC	36.08%

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the consolidated financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these consolidated financial statements.

Semi-Annual Report | April 30, 2024	29

Axonic Strategic Income Fund	Additional Information

April 30, 2024 (Unaudited)

PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 888-926-2688, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30th is available without charge upon request by calling toll-free 833-429-6642, or on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT; the Fund’s Form N-PORT reports are available on the SEC’s Website at http://www.sec.gov.

30	www.axonicfunds.com

Axonic Strategic Income Fund	Liquidity Risk Management Program

April 30, 2024 (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short- and long-term cash flow projections; and its cash holdings and access to other funding sources. The Fund’s Board of Trustees (the “Board”) approved the appointment of the Liquidity Administrator Committee, comprising of certain employees of the Fund’s Adviser and certain Trust officers, to be responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness. The annual written report assessing the Program (the “Report”) was presented to the Board at the December 18, 2023 Board meeting and covered the period from November 1, 2022 to October 31, 2023 (the “Review Period”).

During the Review Period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period, the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and the Program has been effectively implemented.

Semi-Annual Report | April 30, 2024	31

Axonic Strategic Income Fund	Board Considerations Regarding Approval of Investment Advisory Agreement

April 30, 2024 (Unaudited)

STATEMENT REGARDING THE BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), at a meeting held on December 18, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of Axonic Funds (the “Trust”) considered the approval of the continuance of the Investment Advisory Agreement (the “Investment Advisory Agreement” or the “Agreement”) between the Trust, on behalf of its series, the Axonic Strategic Income Fund (the “Fund”), and Axonic Capital LLC (the “Adviser” or “Axonic”) for an additional one-year period. The relevant provisions of the 1940 Act specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow it to properly consider the renewal of the Agreement, and it is the duty of the Adviser to furnish the Trustees with information that is responsive to their request.

Accordingly, in determining whether to approve the continuance of the Investment Advisory Agreement between the Adviser and the Trust, the Board requested, and the Adviser provided, information and data relevant to the Board’s consideration. This included materials prepared by the Adviser that provided the Board with information regarding, among other things, the estimated fees and expenses of the Fund, as compared to other similar funds.

Following their review and consideration, the Board, including those Trustees who are not considered to be “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), unanimously approved the continuance of the Investment Advisory Agreement for a one year period. In reaching their decision, the Trustees requested and obtained from the Adviser such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also carefully considered the profitability data and comparative fee and expense information prepared by Trust management. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

The nature, extent, and quality of the services provided by the Adviser. The Board received and considered information regarding the nature, extent and quality of services provided to the Fund under its Advisory Agreement, including, without limitation, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions and complying with the Trust’s policies and procedures. The Board also considered information regarding the experience, qualifications and key personnel of the Adviser, the Adviser’s sales force and the Adviser’s assets under management. The Board reviewed the Adviser’s financial statements and considered the Adviser’s financial condition. The Board also considered the Adviser’s commitment to the Fund, staffing, trading and compliance systems, and its capabilities with respect to service provider oversight. The Board also considered the performance of other accounts managed by the Adviser. After reviewing the foregoing information and further information provided by the Adviser, the Board concluded that the quality, extent, and nature of the services provided by the Adviser to the Fund were satisfactory and adequate.

The investment performance of the Fund and Adviser. The Board reviewed the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to an appropriate securities benchmark index and certain peer funds and groups of peer funds. When reviewing the Fund’s performance against its benchmark and peers, the Board considered the investment objective and strategies of the Fund. The Board also considered the consistency of the Adviser’s management with the Fund’s investment objective and policies. Following additional discussion of the investment performance of the Fund, the Board concluded that the investment performance of the Fund has been satisfactory.

The cost of advisory services provided and the level of profitability. The Board considered the costs of services provided by and the profits realized by Axonic from its relationship with the Fund, including both direct benefits and indirect benefits accruing to Axonic, including promotion of Axonic’s name. The Board considered how Axonic’s profitability was affected by factors such as its organizational structure and method for allocating expenses, as well as the level of assets in the Fund. The Board concluded that the profit margins of Axonic with respect to the management of the Fund was not unreasonable. The Board considered its discussion with the Adviser regarding the expense limitation agreement (“ELA”), and considered the Adviser’s past fee reductions and expense reimbursements for the Fund. The Board further took into account Axonic’s willingness to continue the ELA for the Fund until at least February 28, 2025.

The Board considered the management fees charged to the Fund, and the Fund’s total expense ratio, as compared to certain peer funds and groups of peer funds and to other clients of the Adviser. In considering the comparison in fees and expense ratios between the Fund and its respective comparable funds, the Board looked at the differences in types of funds being compared, the style of investment management, the size of the Fund, and the nature of the investment strategies. The Board also considered the regulatory regime and additional oversight under which the Fund operates, as well as operational differences between the Fund and the Axonic’s other clients. Following these comparisons and considerations and upon further consideration and discussion of the foregoing, the Board concluded that the advisory fee to be paid to Axonic by the Fund is reasonable in light of the nature and quality of services provided by Axonic.

32	www.axonicfunds.com

Axonic Strategic Income Fund	Board Considerations Regarding Approval of Investment Advisory Agreement

April 30, 2024 (Unaudited)

The extent to which economies of scale may be realized as the Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered Axonic’s views relating to economies of scale in connection with the Fund as the Fund’s assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and its shareholders. While it was noted that the Fund’s investment advisory fee will not decrease as the Fund’s assets grow because it is not subject to investment advisory fee breakpoints, the Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation arrangement with the Fund. The Board concluded that the advisory fee for the Fund was reasonable in light of the information that was provided to the Board by Axonic with respect to economies of scale.

Other Considerations. The Board determined that Axonic has made a commitment to the recruitment and retention of qualified personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Board also concluded that Axonic has made a significant entrepreneurial commitment to the management and success of the Fund, which entails a substantial financial and professional commitment. The Board also considered matters with respect to the brokerage practices of Axonic, including its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice. The Board also considered the possibility for conflicts of interest to arise with respect to Axonic’s management of the Fund and in that respect the Board considered such matters as the experience and abilities of the advisory personnel assigned to the Fund; Axonic’s process for allocating trades among the Fund and its other clients; and the substance and administration of Axonic’s Code of Ethics. The Board also considered Axonic’s standards and practices relating to the identification and mitigation of potential conflicts of interests in managing the Fund. The Board also considered Axonic’s management of other accounts, including private funds, and the differences in the nature of the services provided for these accounts as compared to the Fund in light of the range of fees charged to each. Following further consideration and discussion, the Board concluded that Axonic’s standards and practices relating to the identification and mitigation of potential conflicts of interests in managing the Fund were satisfactory.

In reaching their conclusion with respect to the approval of the Advisory Agreement and the level of fees paid under the Advisory Agreement, the Trustees did not identify any one single factor as being controlling, rather, the Trustees took note of a combination of factors that had influenced their decision-making process.

Semi-Annual Report | April 30, 2024	33

Axonic Strategic Income Fund	Trustees and Officers

April 30, 2024 (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Fund. Unless otherwise indicated in the table below, the address of each Trustee and officer of the Fund is 520 Madison Avenue, 42nd Floor, New York, New York 10022. Information about the Trustees and officers of the Fund is provided in the table below. Additional information about members of the Board of Trustees and Officers of the Trust is available in the Statement of Additional Information, which is available, without charge, upon request, by calling the Funds (toll-free) at 1-833-429-6642 (833-4Axonic).

Name and Year of Birth	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held During the Past 5 Years
INDEPENDENT TRUSTEES OF THE TRUST
Joshua M. Barlow 1978	Independent Trustee	Indefinite Term; Since Inception	Managing Director, Valhalla Fiduciary (June 2018 – present); Head of Operational Due Diligence and Accounting and other positions, PAAMCO (Pacific Alternative Asset Management Company, LLC) (March 2006 – June 2018).	2	Axonic Alternative Income Fund
Charles D. Mires 1960	Independent Trustee	Indefinite Term; Since Inception	Director CIB Marine Bancshares, Inc. (2010 – present); Retired from full time employment December, 2015; Director of Fixed Income, Alternative Strategies, and Third Party Mandates, Franklin Street Partners (2011- 2015).	2	Axonic Alternative Income Fund; CIB Marine Bancshares, Inc.
Thomas S. Vales 1964	Independent Trustee	Indefinite Term; Since April 15, 2020	Chief Executive Officer, TMC Bonds LLC (an alternative trading system for fixed income) (2000 – 2019); Member, FINRA Fixed Income Advisory Committee (2016-2018).	2	Axonic Alternative Income Fund
INTERESTED TRUSTEE OF THE TRUST**
Clayton DeGiacinto 1972	Trustee, President (Principal Executive Officer)	Indefinite Term; Since Inception	Managing Member and Chief Investment Officer, Axonic Capital LLC (2010 – present).	2	Axonic Alternative Income Fund

*	The Fund complex consists of the Fund and the Axonic Alternative Income Fund, a registered closed-end interval fund for which Axonic Capital LLC also serves as the investment adviser.
**	Clayton DeGiacinto is an Interested Trustee because he is the Managing Member and Chief Investment Officer of the Adviser.

34	www.axonicfunds.com

Axonic Strategic Income Fund	Trustees and Officers

April 30, 2024 (Unaudited)

Name and Year of Birth	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS OF THE TRUST
John Kelly 1978	Treasurer (Principal Financial Officer)	Indefinite Term; Since Inception	Chief Financial Officer, Axonic Capital LLC (2017 – present); Controller, J. Goldman & Co. LP (June 2015- 2017); Manager of Financial Reporting, Moore Capital Management LP (2003 – 2015).
Joseph Grogan 1980	Secretary; Chief Compliance Officer	Indefinite Term; Since Inception	Chief Compliance Officer, Axonic Capital LLC (February 2018 – present); Chief Compliance Officer, Claren Road Asset Management, LLC (January 2015 – February 2018); Director of Compliance, Claren Road Asset Management, LLC (July 2011 – January 2015).

Semi-Annual Report | April 30, 2024	35

Axonic Strategic Income Fund	Privacy Policy

April 30, 2024 (Unaudited)

DATA PRIVACY POLICY AND PROCEDURE

Policy Statement:

Axonic Strategic Income Fund (the “Fund”) has in effect the following policy (the “Data Privacy Policy”) with respect to nonpublic personal information about its customers.

The Fund collects nonpublic personal information about its customers1 from the following sources:

●	account applications and other forms, which may include a customer’s name, address, social security number, and information about a customer's investment goals and risk tolerance;
●	account history, including information about the transactions and balances in a customer's account; and
●	correspondence, written, or telephonic, between a customer and the Fund or service providers to the Fund.

In addition, the Fund may obtain consumer information about its customers from consumer reports.

The Fund will not release nonpublic personal or consumer information about its customers or their accounts unless one of the following conditions is met:

●	Prior written consent is received.
●	The Fund believes the recipient to be the customer of the Fund or such Fund customer's authorized representative.
●	The Fund is required by law to release information to the recipient.

The Fund does not give or sell nonpublic personal or consumer information about its customers or their fund accounts to any other company, individual, or group.

The Fund will only use nonpublic personal or consumer information about its customers and their accounts to attempt to better serve their investment needs or to suggest services or educational materials that may be of interest to them.

The Fund restricts access to nonpublic personal and consumer information about customers to those employees who need to know that information in order to provide products or services. The Fund may also share personal information with companies that it hires to provide support services. When the Fund or its Transfer Agent shares nonpublic personal or consumer information with other service providers, it protects that information with a strict confidentiality agreement. The Fund also maintains reasonable physical, electronic and procedural safeguards that comply with federal standards to protect against unauthorized access to and properly dispose of customers' nonpublic personal and consumer information.

The Fund will adhere to the policies and practices described in this notice for current and former shareholders of the Fund.

II. Physical, Electronic and Procedural Safeguards

The following includes a list of the primary physical, electronic and procedural safeguards employed by the Transfer Agent to ensure against unauthorized access and proper disposal of customers’ nonpublic personal and consumer information.

●	The Fund shall distribute this Data Privacy Policy annually to shareholders through the Fund’s annual report to shareholders to ensure compliance with shareholder notification requirements mandated by Regulation S-P.

●	Should a change in this Data Privacy Policy occur during the year that requires a change to this Data Privacy Policy, the Principal Underwriter or Transfer Agent will provide existing customers of the Fund with an updated Data Privacy Policy.

●	The Transfer Agent shall maintain a third-party list that identifies any non-affiliated third-parties that do business with the Transfer Agent, the type(s) of service(s) provided, whether there is an exchange of non-public personal information, and whether these relationships fall outside of any exceptions and/or exemptions to the opt-out requirements afforded under Regulation S-P. Appropriate confidentiality language must exist in the contractual arrangements with each of these relations.

[1]	For purposes of this Data Privacy Policy, the terms “customer” or “customers” includes both shareholders of the Fund and individuals who provide nonpublic personal information to the Fund, but do not invest in Fund shares.

36	www.axonicfunds.com

Axonic Strategic Income Fund	Privacy Policy

April 30, 2024 (Unaudited)

●	The Transfer Agent, the Administrator, the Fund Accounting Agent, the Principal Underwriter, and Investment Adviser shall maintain procedures related to the security of nonpublic personal information and consumer information (including physical, electronic and procedural safeguards) and properly disposal of such information.

●	Any data privacy related questions, concerns or breaches will be brought to the attention of the Fund’s CCO.

Procedures:

1.	The Fund’s CCO will determine that the policies and procedures of the Transfer Agent, Principal Underwriter and the Fund’s other service providers are reasonably designed to safeguard customer information and require only appropriate and authorized access to, and use of, customer information through the application of appropriate administrative, technical, physical, and procedural safeguards that comply with applicable federal standards and regulations.

2.	The Fund’s CCO will continually monitor applicable regulations that may cause policies of the Fund and/or its service providers subject to the requirements of Regulation S-P to change.

3.	Annually, the Fund’s CCO will review any independent reviews applicable to data security at its service providers who have access to or otherwise obtain nonpublic personal information in fulfilling their obligations to the Fund.

4.	Annually, the Fund’s CCO will inquire and review, where applicable, any related data privacy issues reported by the Fund’s service providers who have access to or otherwise obtain nonpublic personal information in fulfilling their obligations to the Fund.

Adopted: December 31, 2019

Semi-Annual Report | April 30, 2024	37

AXONIC STRATEGIC INCOME FUND

SEMI-ANNUAL REPORT

April 30, 2024

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Axonic Funds

By:	/s/ Clayton DeGiacinto
Clayton DeGiacinto (Principal Executive Officer)
Chief Executive Officer and President

Date:	July 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Axonic Funds

By:	/s/ Clayton DeGiacinto
Clayton DeGiacinto (Principal Executive Officer)
Chief Executive Officer and President

Date:	July 5, 2024

By:	/s/ John R. Kelly
John R. Kelly (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	July 5, 2024